UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cadence Investment Management, LLC
           --------------------------------------------------
Address:   800 Third Avenue, 10th Floor
           --------------------------------------------------
           New York, New York  10022
           --------------------------------------------------

Form 13F File Number:  028-11621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip R. Broenniman
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 330-2235
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Philip R. Broenniman    New York, NY             8/14/06
       ------------------------   -------------            -------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        22
                                               -------------

Form 13F Information Table Value Total:       $115,708
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name


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                                                              FORM 13F INFORMATION TABLE

                                                       VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   x($1000)  PRN AMT  PRN CALL DISCRETN MANAGERS     SOLE   SHARED    NONE
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------
AETHER HLDGS INC                  COM       00809C106    1,100   200,000  SH        SOLE              200,000     0        0
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------
ALTRIA GROUP INC                  COM       02209S103   12,402   168,900  SH CALL   SOLE              168,900      0        0
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------
BJS WHOLESALE CLUB INC            COM       05548J106    1,562    55,100  SH CALL   SOLE               55,100     0        0
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------
BIOMET INC                        COM       090613100    2,628    84,000  SH CALL   SOLE               84,000     0        0
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------
CAMBREX CORP                      COM       132011107    4,713   226,258  SH        SOLE              226,258     0        0
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------
CARREKER CORP                     COM       144433109    2,145   300,000  SH        SOLE              300,000     0        0
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------
CHENIERE ENERGY INC             COM NEW     16411R208    4,153   106,484  SH        SOLE              106,484     0        0
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------
DOMINION RES INC VA NEW           COM       25746U109    3,740    50,000  SH CALL   SOLE               50,000     0        0
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------
FAIRFAX FINL HLDGS LTD          SUB VTG     303901102    2,851    30,000  SH        SOLE               30,000     0        0
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------
GLOBIX CORP                     COM NEW     37957F200    4,400   885,279  SH        SOLE              885,279     0        0
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------
ISHARES TR                    RUSSELL 2000  464287655    5,380    75,000  SH CALL   SOLE               75,000     0        0
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------
LIGAND PHARMACEUTICALS INC        CL B      53220K207    3,380   400,000  SH        SOLE              400,000     0        0
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------
NASDAQ 100 TR                  UNIT SER 1   631100104    5,816   150,000  SH  PUT   SOLE              150,000     0        0
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------
PARTICLE DRILLING TECHNOLOGI      COM       70212G101    1,045   296,978  SH        SOLE              296,978     0        0
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------
PINNACLE AIRL CORP                COM       723443107    2,112   300,000  SH        SOLE              300,000     0        0
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------
PROQUEST COMPANY                  COM       74346P102    2,593   211,006  SH        SOLE              211,006     0        0
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------
RELIANT ENERGY INC                COM       75952B105    3,235   270,000  SH        SOLE              270,000     0        0
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------
SPDR TR                        UNIT SER 1   78462F103   28,805   226,400  SH  PUT   SOLE              226,400     0        0
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------
SAVIENT PHARMACEUTICALS INC       COM       80517Q100   10,974 2,090,191  SH        SOLE            2,090,191     0        0
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------
TRIBUNE CO NEW                    COM       896047107    3,535   109,000  SH        SOLE              109,000     0        0
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------
VALERO ENERGY CORP NEW            COM       91913Y100    6,985   105,000  SH CALL   SOLE              105,000     0        0
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------
WILLIAMS COS INC DEL              COM       969457100    2,154    92,201  SH        SOLE               92,201     0        0
---------------------------- -------------- --------- -------- --------- --- ---- -------- -------- ---------- ------- ----------

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